Other Financial Assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Financial Assets
Schedule of other financials assets

In € thousand	June 30, 2024	December 31, 2023
Security deposits measured at AC	3,325	3,350
Security deposits measured at FVTPL	1,210	—
Investment in equity instrument	4,641	4,641
Total non-current financial assets	9,176	7,991
Fixed term deposits	—	111,498
Security deposits measured at AC	8	118
Total current other financial assets	8	111,616
Total other financial assets	9,184	119,607